Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Aug. 14, 2012
Document And Entity Information
Entity Registrant Name	I-Level Media Group Inc.
Entity Central Index Key	0001355559
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		75,918,825
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash	$ 0	$ 0
Total Assets	0	0
Current Liabilities
Accounts payable	144,684	145,822
Accrued expenses	0	44,000
Due to related party	47,000	103,000
Notes payable	564,378	534,478
Total Current Liabilities	756,062	827,300
Stockholders' Deficit
Common Stock, 1,000,000,000 shares authorized, $0.001 par value 75,918,825 and 13,918,825 issued and outstanding, respectively	75,919	13,919
Additional Paid-in Capital	4,535,075	4,473,075
Foreign Currency Translation	(4,461)	(4,089)
Deficit Accumulated During the Development Stage	(5,362,595)	(5,310,205)
Total Stockholders' Deficit	(756,062)	(827,300)
Total Liabilities and Stockholders' Deficit	$ 0	$ 0

Balance Sheets (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock, authorized	1,000,000,000	1,000,000,000
Common Stock, issued	75,918,825	13,918,825
Common Stock, outstanding	75,918,825	13,918,825

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		82 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses
Consulting fees - related party	12,000	12,000	24,000	24,000	394,080
Professional fees	11,703	15,000	18,794	15,000	230,721
General and administrative	2,221	1,868	4,750	2,770	619,712
Total Operating Expenses	25,924	28,868	47,544	41,770	1,244,513
Loss from Operations	(25,924)	(28,868)	(47,544)	(41,770)	(1,244,513)
Other Income (Expense):
Forgiveness of debt	0	0	15,640	0	15,640
Foreign currency loss	0	0	(601)	0	(601)
Interest expense, net	(9,943)	(9,943)	(19,885)	(19,776)	(59,766)
Total Other Income (Expense)	(9,943)	(9,943)	(4,846)	(19,776)	(44,727)
Net Loss from Continuing Operations	(35,867)	(38,811)	(52,390)	(61,546)	(1,289,240)
Net Loss on Sale of Subsidiary	0	0	0	0	(1,018,001)
Loss Before Discontinued Operations	(35,867)	(38,811)	(52,390)	(61,546)	(2,307,241)
Discontinued Operations	0	0	0	0	(3,055,354)
Net Loss	$ (35,867)	$ (38,811)	$ (52,390)	$ (61,546)	$ (5,362,595)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding	75,919,000	919,000	45,259,000	919,000

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		82 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Operating Activities
Net loss	$ (52,390)	$ (68,357)	$ (2,307,241)
Discontinued Operations	0	0	(3,055,354)
Adjustments to reconcile net loss to cash
Shares issued for accrued fees - related party	0	0	202,400
Donated services and expenses	0	0	20,000
Loss on sale of subsidiary	0	0	1,018,001
Gain on settlement of debt	(15,640)	0	(15,640)
Foreign currency loss	601	0	601
Change in operating assets and liabilities
Increase in accounts payable	13,529	22,822	155,262
Increase in accrued expenses - related party	24,000	24,000	719,497
Net Cash Used in Operating Activities	(29,900)	(21,535)	(3,262,474)
Net Cash to Investing Activities	0	0
Financing Activities
Increase in notes payable	29,900	21,535	400,367
Proceeds from sale of common stock	0	0	2,862,107
Net Cash Provided by Financing Activities	29,900	21,535	3,262,474
Increase in Cash	0	0
Cash - Beginning of Period	0	0	0
Cash - End of Period	0	0	0
Supplemental Disclosures:
Interest paid	0	0	32,452
Income taxes paid	0	0	0
Non-cash Financing and Investing Activities:
Accrued expenses settled in common stock	0	0	202,400
Settlement of debt with shares	$ 124,000	$ 0	$ 1,175,634

Nature of Operations, Continuance of Business and Presentation	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations, Continuance of Business and Presentation

1.	Nature of Operations, Continuance of Business and Presentation
The Company was incorporated in the State of Nevada on August 23, 2005 under the name Jackson Ventures, Inc. The Company's initial operations included the acquisition and exploration of mineral resources. Management changed its primary business to that of developing and operating a proprietary, digital media network service in the transportation segment of the outdoor advertising market in China. This business ceased operations on December 1, 2008 and its business was wound-up.

On July 8, 2011 the Company completed a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s issued shares were 918,825 and its authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares. On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012 and on March 31, 2012 the Company issued 40,000,000 shares at $0.002 per share to settle $80,000 owing to its sole director and Chief Executive Officer and issued 22,000,000 shares at $0.002 per share to settle $44,000 of accrued expenses.

The Company is a development stage company currently focusing on obtaining sufficient financing to be able to recommence operations in the social networking, digital media and mobile communications sectors. On July 9, 2012, we entered into an Agreement in Principle with Telupay PLC (“Telupay”), a limited liability company under the laws of the Jersey Channel Islands, pursuant to which we intend to acquire all of the issued and outstanding shares of Telupay. Telupay is an early stage company focused on the development and initial commercialization of mobile banking and payment applications and systems. Telupay is currently pursuing opportunities with certain institutional clients, primarily in the Philippines, Peru and United Kingdom.

Our financial statements included herein have been prepared on a going concern basis, which implies we will continue to discharge our liabilities in the normal course of business. We have not generated revenues since December 1, 2008 and have had no revenue generating operations. Our continuation as a going concern is dependent upon our ability to reorganize our share capital, obtain equity financing and secure new business operations. As at June 30, 2012, we had no assets and debt of $756,062 and accumulated losses of $5,362,595 since inception. These factors raise substantial doubt regarding our ability to continue as a going concern.

These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Reclassification

Certain reclassifications have been made to make 2011 amounts conform to 2012 classifications for comparative purposes.

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Recent Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

International Financial Reporting Standards

In November 2008, the Securities and Exchange Commission (“SEC”) issued for comment a proposed roadmap regarding potential use of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. Under the proposed roadmap, the Company would be required to prepare financial statements in accordance with IFRS in fiscal year 2014, including comparative information also prepared under IFRS for fiscal 2013 and 2012. The Company is currently assessing the potential impact of IFRS on its financial statements and will continue to follow the proposed roadmap for future developments.

Due to Related Party	3 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Due to Related Party

3.	Due to Related Party
The Company’s sole director, President and Chief Executive Officer is owed $4,000 per month for services rendered. The Company has charged $24,000 to operations for the six months ended June 30, 2012 and 2011. On March 31, 2012 the Company settled $80,000 of amounts owing by issuing 40,000,000 shares at $0.002 per share. As at June 30, 2012 a total of $47,000 was owed. This amount is unsecured, non-interest bearing and due on demand.

Notes Payable	3 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Notes Payable

4.	Notes Payable
The Company received loans of $332,332 by family members of two former senior officers and directors of the Company. This loan was purchased by a non-related party during 2011. These loans are unsecured; bear interest at 12% per annum and due on demand. As at June 30, 2012 there was accrued interest of $168,497. This non-related party also purchased $30,400 of non-interest bearing debt owing to the former Chief Executive Officer and has paid certain expenses of the Company and has charged fees for services totaling $33,149 which is non-interest bearing, unsecured and due on demand.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Reclassification
Reclassification
Certain reclassifications have been made to make 2011 amounts conform to 2012 classifications for comparative purposes.

Use of Estimates
Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Recent Pronouncements
Recent Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

International Financial Reporting Standards
International Financial Reporting Standards

In November 2008, the Securities and Exchange Commission (“SEC”) issued for comment a proposed roadmap regarding potential use of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. Under the proposed roadmap, the Company would be required to prepare financial statements in accordance with IFRS in fiscal year 2014, including comparative information also prepared under IFRS for fiscal 2013 and 2012. The Company is currently assessing the potential impact of IFRS on its financial statements and will continue to follow the proposed roadmap for future developments.

Nature of Operations, Continuance of Business and Presentation (Details Narrative) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 13, 2012	Dec. 31, 2011	Jul. 08, 2011
Notes to Financial Statements
Shares Issued					918,825
Capital Decreased					1,025,000,000
Shares Outstanding					14,642,857
Shares Authorized			1,000,000,000
Shares Issued	75,918,825	40,000,000		13,918,825
Per Share		$ 0.002
Debt Payment		$ 80,000
Shares Issued		22,000,000
Per Share		$ 0.002
Accrued Expenses		44,000
Outstanding Debt	756,062
Accumulated Losses	$ 5,362,595

Due to Related Party (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012
Notes to Financial Statements
Operating Expenses	$ 24,000	$ 24,000
Debt Payment			80,000
Shares Issued			40,000,000
Per Share			$ 0.002
Related Party Owing	$ 47,000

Notes Payable (Details Narrative) (USD $)	Jun. 30, 2012
Notes to Financial Statements
Notes Payable	$ 332,332
Notes Payable Interest (Percent)	12
Notes Payable Accrued Interest	168,497
Non-Interest Bearing Debt	30,400
Notes Payable for Services Rendered	$ 33,149